Consolidated Statement Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statement of Comprehensive Income
Net income (loss)	$ (147,292)	$ 166,821	$ 122,653
Net change in accumulated other comprehensive income (loss)
Change in net unrealized gain (loss) on equity investments	341	51	49
Change in foreign currency translation adjustment	48	(34)	4
Change related to retirement plan
Net actuarial gains (losses)	10,990	13,345	90
Prior service cost	2,057
Amortization of prior service cost	(3,644)	(3,605)	(3,735)
Amortization of unrecognized net loss	1,287	2,452	2,517
Total gains (losses) recognized in Comprehensive Income before income tax benefit (expense)	10,690	12,192	(1,128)
Change in deferred income taxes	(4,058)	(4,646)	1,797
Change related to retirement plan, net of tax	6,632	7,546	669
Net change in accumulated other comprehensive income (loss)	7,021	7,563	722
Comprehensive income (loss)	(140,271)	174,384	123,375
Less: Comprehensive income (loss) attributable to noncontrolling interest	10,937	24,894	40,792
Comprehensive income (loss) attributable to TDS shareholders	$ (151,208)	$ 149,490	$ 82,583